Long-Term Equity Investments - Summary of Warrants Held (Parenthetical) (Detail) - Other Long Term Warrants Held [Member] shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($) shares
Long term investments - common shares held [line items]
Number of share purchase warrants received | shares	2
Additions to warrants held other than the acquisition through a business combination. | $	$ 2